Long Term Loans (Details) - Schedule of financing activities in the statement of cash flows - Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Balance beginning	$ 215	$ 2,083
Receipts of PPP loan		89
Conversion loans to shares		(1,222)
Repayment of loans	(21)	(824)
Total changes from financing cash flows	194	(1,957)
Accrued interest of long-term loans	3	89
Balance ending	$ 197	$ 215